BRINSON SERIES
TRUST

GROWTH AND
INCOME
PORTFOLIO

JUNE 30, 2001

SEMIANNUAL REPORT

BRINSON SERIES TRUST--GROWTH AND INCOME PORTFOLIO              SEMIANNUAL REPORT

                                                                 August 15, 2001

Dear Contract Owner,

We present you with the semiannual report for Brinson Series Trust--Growth and Income Portfolio for the six months ended June 30, 2001.

MARKET REVIEW

[GRAPHIC]

The six months ended June 30, 2001 saw a steady downward adjustment in the expected earnings for many companies. A record number of U.S. companies issued profit warnings, a pattern often repeated in the rest of the world. High inventory levels, coupled with falling demand for many technology products, forced companies to reduce their production, write off inventories and lay off employees. The market's decline over this period reflected changing investor expectations to the new environment. The decelerating U.S. economy has negatively impacted other world markets -- export-oriented companies that relied on strong U.S. demand have suffered. The slowdown in capital spending resulted in weak corporate earnings and sluggish economic growth. For the six months ended June 30, 2001, the S&P 500 Index fell 6.70%.

In an effort to reinvigorate the economy, the Federal Reserve (the "Fed") began a series of rate cuts early in the calendar year, making a surprise 50 basis point (one basis point equals 1/100th of one percent) decrease in the Fed rate in January 2001. Five more rate cuts followed through June for a total decrease of 2.75%, dropping the rate to 3.75% at period-end from 6.50% at year-end 2000. Although the rate of unemployment claims was rising at the end of the semiannual period and real GDP (gross domestic product) for the second quarter is expected to be negligible, the economy seems to have neared bottom without encountering a recession.

PORTFOLIO REVIEW

AVERAGE ANNUAL TOTAL RETURNS, PERIODS ENDED 6/30/01

                                        6 MONTHS    1 YEAR      5 YEARS   INCEPTION*
GROWTH AND INCOME PORTFOLIO (CLASS H)     5.68%       3.05%      13.57%      10.51%

GROWTH AND INCOME PORTFOLIO (CLASS I)     5.44        2.68       N/A          4.41

S&P 500 Index                            -6.70      -14.83       14.48       14.35

* Inception: since commencement of issuance on January 2, 1992 for Class H shares and January 5, 1999 for Class I shares. Index performance is shown as of nearest month end of inception of oldest share class: December 31, 1991.

      The investment return and the principal value of an investment will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns for periods of less than one year are not annualized. Past performance is no guarantee of future performance. Figures assume reinvestment of all dividends and capital gains distributions, if any, at net asset value on the ex-dividend dates and do not include sales charges. In addition, for the fiscal year ended December 31, 1999 and the period from January 1, 2000 through February 29, 2000, the Portfolio's investment manager voluntarily waived payment of certain fees on Class I shares. Without this waiver, performance would have been lower. Performance relates to the Portfolio and does not reflect separate account charges applicable to variable annuity contracts.

PORTFOLIO HIGHLIGHTS

For the six months ended June 30, 2001, Class H shares of the Brinson Series Trust Growth and Income Portfolio gained 5.68%, outperforming the -6.70% return of its benchmark, the S&P 500 Index.

During the period, the Portfolio's holdings were well diversified among industries and individual stocks. Companies that benefit from lower interest rates were particularly good performers. Many of these were in the financial sector; and portfolio holdings, such as Household International (3.93%),* a consumer lending company, and the PMI Group (0.87%),* a mortgage insurance company, aided the Portfolio's performance.

High quality stable consumer and healthcare companies also helped performance. In a challenging economic environment, such companies tend to perform well, because demand for their products and services remains relatively constant. In the consumer area, Avon Products (2.44%),* a personal care products company, helped performance. In the healthcare sector, Tenet Health Care (2.51%),* a company that operates acute care facilities in 17 states, stands out as a strong contributor to performance.

Relatively late in the period we reduced the technology position in the Portfolio in favor of energy and consumer companies. We had raised the Portfolio's technology allocation in March and April, when it appeared that valuations had declined significantly and were attractive. Because earnings-per-share estimates continued to decline, however, the risk/reward dynamic of such stocks changed. As earnings forecasts weakened, we felt that the valuations of such stocks did not compensate for their higher levels of risk. Therefore, in May we reduced the Portfolio's commitment to technology stocks. At one point, technology accounted for about 17% of the Portfolio; but by June 30, 2001, the technology position had been reduced to 9.3% as a result of repositioning.

* Weightings represent percentages of net assets as of June 30, 2001. The Portfolio is actively managed and its composition will vary over time.

PORTFOLIO STATISTICS

PORTFOLIO CHARACTERISTICS*               6/30/01                12/31/00
--------------------------------------------------------------------------------
Stocks                                    95.3%                  92.8%
Convertible Bonds/Preferred Stocks         3.6%                   3.7%
Cash Equivalents/Liabilities in
  Excess of Other Assets                   1.1%                   3.5%
Number of Securities                         64                     79
Net Assets (mm)                           $24.6                  $25.5
--------------------------------------------------------------------------------

TOP FIVE SECTORS*                  6/30/01                                             12/31/00
-------------------------------------------------------------------------------------------------
Financial Services                  27.3%           Financial Services                   27.4%
Consumer Cyclicals                  14.0            Consumer Cyclicals                   18.2
Consumer Noncyclicals               13.3            Technology                           14.4
Technology                           9.3            Energy                                7.1
Healthcare                           8.1            Consumer Noncyclicals                 7.0
-------------------------------------------------------------------------------------------------
Total                               72.0%           Total                                74.1%

TOP 10 HOLDINGS*                   6/30/01                                             12/31/00
-------------------------------------------------------------------------------------------------
Citigroup                            4.3%           J.P. Morgan                           4.2%
Household International              3.9            Household International               3.9
Tyco International                   3.8            Tyco International                    3.8
Kroger                               3.7            Citigroup                             3.5
J.P. Morgan Chase & Co.              3.6            United Technologies                   3.4
Philip Morris                        3.6            BP Amoco                              3.3
Comcast                              3.5            First Data                            3.1
Dynegy                               3.2            Philip Morris                         3.0
Pharmacia                            3.0            Comcast                               2.7
Bank One                             3.0            BankAmerica                           2.7
-------------------------------------------------------------------------------------------------
Total                               35.6%           Total                                33.6%

* Weightings represent percentages of net assets as of the dates indicated. The Portfolio is actively managed and its composition will vary over time.

PROPOSED MERGER ANNOUNCEMENT

The Portfolio's board of trustees has approved the submission to its shareholders of an Agreement and Plan of Acquisition and Termination under which the Portfolio would transfer substantially all of its assets and stated liabilities to Growth and Income Portfolio, a series of Alliance Variable Products Series Fund, Inc. ("Growth and Income Portfolio"). If the Portfolio's shareholders approve the proposed merger, shareholders will receive like shares of Growth and Income Portfolio in exchange for their Portfolio shares and the Portfolio will cease operations. The merger is expected to be a tax-free reorganization, which means that the Portfolio's shareholders will not realize any gain or loss on their receipt of shares in the merger and neither the Portfolio nor the Growth and Income Portfolio will realize any gain or loss. Proxy solicitation materials that will be mailed to the Portfolio's shareholders will provide more information about the proposed merger. As of the date hereof, it is expected that these materials will be mailed on or about September 4, 2001. Investors may continue to buy, sell and exchange Portfolio shares as described in the current prospectus prior to the shareholder meeting. If the merger proposal is approved, the Portfolio expects to close to new purchases and exchange purchases approximately five business days prior to the date on which the merger is to be effected.

OUTLOOK

From a valuation perspective, the overall market appears to be reasonably balanced as the excesses of the last couple of years have been largely eliminated. Though well off its high, market valuation is full in relation to historical valuation. However, we believe the higher valuation can be supported in a low-inflation environment, if profit trends resume to normal historical patterns.

With foreign economic activity weakening and overseas monetary policy responding less energetically than U.S. monetary policy, we believe the fundamental environment will be challenging for the remainder of 2001. Because there is a lack of clear earnings visibility, we are currently maintaining a high quality portfolio of conservative businesses.

Our ultimate objective in managing your investments is to help you successfully meet your financial goals. We thank you for your continued support and welcome any comments or questions you may have.

Sincerely,


/s/ Brian M. Storms

BRIAN M. STORMS
President and
Chief Executive Officer
Brinson Advisors, Inc.

This letter is intended to assist shareholders in understanding how the Portfolio performed during the six months ended June 30, 2001, and reflects our views at the time of its writing. Of course, these views may change in response to changing circumstances.

PORTFOLIO OF INVESTMENTS                               JUNE 30, 2001 (UNAUDITED)

 NUMBER OF
  SHARES                                              VALUE
----------                                         ------------
COMMON STOCKS--95.32%
AIRLINES--3.07%
   10,000        AMR Corp.*                        $   361,300
    8,000        Continental Airlines, Class B*        394,000
                                                   -----------
                                                       755,300
                                                   -----------
APPAREL, RETAIL--0.84%
   12,500        Limited, Inc.                         206,500
                                                   -----------
BANKS--16.42%
   11,500        Bank of America Corp.                 690,345
   20,500        Bank One Corp.                        733,900
   20,000        Citigroup, Inc.                     1,056,800
   20,000        J. P. Morgan Chase & Co.              892,000
    9,000        KeyCorp.                              234,450
    7,500        National City Corp.                   230,850
    5,500        Washington Mutual, Inc.               206,525
                                                   -----------
                                                     4,044,870
                                                   -----------
CHEMICALS--3.65%
    4,500        DuPont (E.I.) de Nemours & Co.        217,080
    2,000        Eastman Chemical Co.                   95,260
    5,500        Kerr-McGee Corp.                      364,485
   14,500        Lyondell Chemical Co.                 223,010
                                                   -----------
                                                       899,835
                                                   -----------
COMPUTER SOFTWARE & SERVICES--0.77%
    3,500        Amdocs Ltd.*                          188,475
                                                   -----------
DRUGS & MEDICINE--3.88%
    7,750        IMS Health, Inc.                      220,875
   16,000        Pharmacia Corp.                       735,200
                                                   -----------
                                                       956,075
                                                   -----------
ELECTRIC UTILITIES--5.68%
    4,350        AES Corp.*                            187,267
    2,000        Duke Energy Corp.                      78,020
   17,000        Dynegy, Inc., Class A                 790,500
    5,500        FirstEnergy Corp.                     176,880
    2,750        FPL Group, Inc.                       165,578
                                                   -----------
                                                     1,398,245
                                                   -----------
ELECTRICAL EQUIPMENT--1.42%
   10,000        Honeywell, Inc.                       349,900
                                                   -----------
ENERGY RESERVES & PRODUCTION--4.24%
   12,500        BP PLC, ADR                           623,125
    2,250        Chevron Corp.                         203,625
    2,500        Exxon Mobil Corp.                     218,375
                                                   -----------
                                                     1,045,125
                                                   -----------
ENTERTAINMENT--1.12%
    4,000        Royal Caribbean Cruises Ltd.           88,440
    6,500        Walt Disney Co.                       187,785
                                                   -----------
                                                       276,225
                                                   -----------
FINANCIAL SERVICES--4.76%
   14,500        Household International, Inc.     $   967,150
    6,250        MBNA Corp.                            205,938
                                                   -----------
                                                     1,173,088
                                                   -----------
FOOD & BEVERAGES--3.24%
   14,000        Anheuser-Busch Cos., Inc.             576,800
    5,500        Pepsi Bottling Group, Inc.            220,550
                                                   -----------
                                                       797,350
                                                   -----------
FOOD RETAIL--3.65%
   36,000        Kroger Co.*                           900,000
                                                   -----------
HOUSEHOLD PRODUCTS--2.80%
   13,000        Avon Products, Inc.                   601,640
    1,500        Colgate-Palmolive Co.                  88,485
                                                   -----------
                                                       690,125
                                                   -----------
INDUSTRIAL PARTS--2.97%
   10,000        United Technologies Corp.             732,600
                                                   -----------
INFORMATION & COMPUTER SERVICES--1.67%
    3,250        Electronic Data Systems Corp.         203,125
    3,250        First Data Corp.                      208,812
                                                   -----------
                                                       411,937
                                                   -----------
LONG DISTANCE & PHONE COMPANIES--5.79%
   32,500        AT&T Corp.                            715,000
    5,000        BellSouth Corp.                       201,350
   10,500        SBC Communications, Inc.              420,630
    6,000        WorldCom, Inc.*                        85,200
      240        WorldCom, Inc. - MCI Group              3,864
                                                   -----------
                                                     1,426,044
                                                   -----------
MANUFACTURING - HIGH TECHNOLOGY--2.91%
   13,000        Flextronics International Ltd.*       339,430
   11,000        Sanmina Corp.*                        257,510
    6,500        Solectron Corp.*                      118,950
                                                   -----------
                                                       715,890
                                                   -----------
MEDIA--4.41%
   12,500        AT&T Liberty Media Corp.*             218,625
   20,000        Comcast Corp., Class A*               868,000
                                                   -----------
                                                     1,086,625
                                                   -----------
MEDICAL PRODUCTS--1.67%
    8,250        Johnson & Johnson                     412,500
                                                   -----------
MEDICAL PROVIDERS--2.51%
   12,000        Tenet Healthcare Corp.*               619,080
                                                   -----------
MINING & METALS--0.56%
    3,500        Alcoa, Inc.                           137,900
                                                   -----------
MULTI INDUSTRY--4.60%
    4,250        General Electric Co.                  207,187
   17,000        Tyco International Ltd.               926,500
                                                   -----------
                                                     1,133,687
                                                   -----------

 NUMBER OF
  SHARES                                              VALUE
----------                                         ------------
COMMON STOCKS--(CONCLUDED)

OIL SERVICES--3.24%
    8,000        Baker Hughes, Inc.                $   268,000
    8,000        Noble Drilling Corp.*                 262,000
    6,500        Transocean Sedco Forex, Inc.          268,125
                                                   -----------
                                                       798,125
                                                   -----------
OTHER INSURANCE--2.50%
    5,000        ACE Ltd.                              195,450
    3,000        PMI Group, Inc.                       214,980
    2,500        XL Capital Ltd.                       205,250
                                                   -----------
                                                       615,680
                                                   -----------
RAILROADS--0.84%
    3,750        Union Pacific Corp.                   205,913
                                                   -----------
SEMICONDUCTOR--2.50%
   15,000        Micron Technology, Inc.*          $   616,500
                                                   -----------
TOBACCO--3.61%
   17,500        Philip Morris Cos., Inc.              888,125
                                                   -----------
Total Common Stocks (cost--$22,147,624)             23,481,719
                                                   -----------

PRINCIPAL
 AMOUNT
  (000)                                                                     MATURITY DATES      INTEREST RATES
  -----                                                                     --------------      --------------
CONVERTIBLE BONDS--3.59%

FINANCIAL SERVICES--3.59%
  $  900  Bell Atlantic Financial Services, Inc.+ (cost--$900,000)             09/15/05              4.250%         884,250

REPURCHASE AGREEMENT--2.28%

     562  Repurchase agreement dated 06/29/01 with State Street Bank and Trust Co. collateralized by $583,000 U.S. Treasury Bills,
            Zero Coupon due 12/27/01 (value--$573,261); proceeds: $562,184
            (cost--$562,000)                                                   07/02/01              3.930          562,000
                                                                                                                -----------
Total Investments (cost--$23,609,624)--101.19%                                                                   24,927,969
Liabilities in excess of other assets--(1.19)%                                                                     (293,433)
                                                                                                                -----------
Net Assets--100.00%                                                                                             $24,634,536
                                                                                                                ===========

-------------------
*     Non-income producing security
ADR   American Depository Receipt
+ Security exempt from registration under Rule 144A of the Securities Act of 1933. The security may be resold in transactions exempt from registration normally to qualified institutional buyers.

                 See accompanying notes to financial statements

STATEMENT OF ASSETS AND LIABILITIES                    JUNE 30, 2001 (UNAUDITED)

ASSETS
Investments in securities, at value (cost--$23,609,624)               $24,927,969
Cash                                                                          240
Receivable for investments sold                                            34,717
Dividends and interest receivable                                          34,110
Other assets                                                                1,702
                                                                      -----------
Total assets                                                           24,998,738
                                                                      -----------
LIABILITIES
Payable for investments purchased                                         294,270
Payable to investment manager and administrator                            19,933
Accrued expenses and other liabilities                                     49,999
                                                                      -----------
Total liabilities                                                         364,202
                                                                      -----------
NET ASSETS
Beneficial interest--$0.001 par value (unlimited amount authorized)    21,840,308
Undistributed net investment income                                        57,255
Accumulated net realized gain from investment transactions              1,418,628
Net unrealized appreciation of investments                              1,318,345
                                                                      -----------
Net assets                                                            $24,634,536
                                                                      ===========
CLASS H:
Net assets                                                            $16,080,367
                                                                      -----------
Shares outstanding                                                      1,304,511
                                                                      -----------
Net asset value, offering price and redemption value per share             $12.33
                                                                           ======
CLASS I:
Net assets                                                            $ 8,554,169
                                                                      -----------
Shares outstanding                                                        694,643
                                                                      -----------
Net asset value, offering price and redemption value per share             $12.31
                                                                           ======

                 See accompanying notes to financial statements

STATEMENT OF OPERATIONS

                                                                                           FOR THE SIX
                                                                                           MONTHS ENDED
                                                                                          JUNE 30, 2001
                                                                                            (UNAUDITED)
                                                                                          --------------
INVESTMENT INCOME:
Dividends (net of foreign withholding taxes of $1,312)                                      $   158,856
Interest                                                                                         42,177
                                                                                            -----------
                                                                                                201,033
                                                                                            -----------
EXPENSES:
Investment management and administration                                                         88,459
Professional fees                                                                                17,100
Distribution fees--Class I                                                                       10,584
Reports and notices to shareholders                                                               8,900
Custody and accounting                                                                            7,580
Trustees' fees                                                                                    3,750
Transfer agency and related service fees                                                          1,500
Other expenses                                                                                    5,828
                                                                                            -----------
                                                                                                143,701
                                                                                            -----------
Net investment income                                                                            57,332
                                                                                            -----------
REALIZED AND UNREALIZED GAINS (LOSSES) FROM INVESTMENT ACTIVITIES:
Net realized gain from investment transactions                                                1,491,175
Net change in unrealized appreciation/depreciation of investments                              (258,015)
                                                                                            -----------
NET REALIZED AND UNREALIZED GAIN FROM INVESTMENT ACTIVITIES                                   1,233,160
                                                                                            -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                        $ 1,290,492
                                                                                            ===========

                 See accompanying notes to financial statements

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                      FOR THE SIX
                                                                                      MONTHS ENDED            FOR THE
                                                                                     JUNE 30, 2001          YEAR ENDED
                                                                                       (UNAUDITED)        DECEMBER 31, 2000
                                                                                      -------------       -----------------
FROM OPERATIONS:
Net investment income                                                                  $     57,332         $    211,859
Net realized gains from investment transactions                                           1,491,175            4,769,550
Net change in unrealized appreciation/depreciation of investments                          (258,015)          (6,305,752)
                                                                                       ------------         ------------
Net increase (decrease) in net assets resulting from operations                           1,290,492           (1,324,343)
                                                                                       ------------         ------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income--Class H                                                             (155,813)             (69,395)
Net investment income--Class I                                                              (55,785)             (22,273)
Net realized gain on investments--Class H                                                (3,307,621)          (1,376,246)
Net realized gain on investments--Class I                                                (1,534,142)            (441,712)
                                                                                       ------------         ------------
Total dividends and distributions to shareholders                                        (5,053,361)          (1,909,626)
                                                                                       ------------         ------------
FROM BENEFICIAL INTEREST TRANSACTIONS:
Net proceeds from the sale of shares                                                      3,888,757            7,448,630
Cost of shares repurchased                                                               (6,060,708)          (9,266,446)
Proceeds from dividends reinvested                                                        5,053,361            1,909,625
                                                                                       ------------         ------------
Net increase in net assets from beneficial interest transactions                          2,881,410               91,809
                                                                                       ------------         ------------
Net decrease in net assets                                                                 (881,459)          (3,142,160)

NET ASSETS:
Beginning of period                                                                      25,515,995           28,658,155
                                                                                       ------------         ------------
End of period (including undistributed net investment income of $57,255
and $211,521, respectively)                                                            $ 24,634,536         $ 25,515,995
                                                                                       ============         ============

                 See accompanying notes to financial statements

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

      Brinson Series Trust--Growth and Income Portfolio (the "Portfolio") is a diversified portfolio of Brinson Series Trust (the "Fund"), which is organized under Massachusetts law pursuant to an Amended and Restated Declaration of Trust dated February 11, 1998, as amended, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund operates as a series company currently offering thirteen portfolios. Shares of the Portfolio are offered to insurance company separate accounts which fund certain variable contracts.

      Currently, the Portfolio offers Class H and Class I shares. Each class represents interests in the same assets of the Portfolio, and the classes are identical except for differences in their distribution charges. Both classes have equal voting privileges except that Class I has exclusive voting rights with respect to its distribution plan. Class H has no distribution plan.

      The Fund accounts separately for the assets, liabilities, and operations for each portfolio. Expenses directly attributable to each portfolio are charged to that portfolio's operations; expenses which are applicable to all portfolios are allocated among them on a pro rata basis.

      The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires the Fund's management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

      VALUATION OF INVESTMENTS--The Portfolio calculates its net asset value based on the current market value for its portfolio securities. The Portfolio normally obtains market values for its securities from independent pricing sources. Independent pricing sources may use reported last sale prices, current market quotations or valuations from computerized "matrix" systems that derive values based on comparable securities. Securities traded in the over-the-counter ("OTC") market and listed on The Nasdaq Stock Market, Inc. ("Nasdaq") normally are valued at the last sale price on Nasdaq prior to valuation. Other OTC securities are valued at the last bid price available prior to valuation. Securities which are listed on U.S. and foreign stock exchanges normally are valued at the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by Brinson Advisors, Inc. ("Brinson Advisors," formerly known as Mitchell Hutchins Asset Management Inc.), the investment manager and administrator of the Portfolio, or by Alliance Capital Management L.P. ("Alliance Capital"), the Portfolio's sub-advisor. Brinson Advisors is an indirect wholly owned asset management subsidiary of UBS AG. UBS AG is an internationally diversified organization with headquarters in Zurich, Switzerland and operations in many areas of the financial services industry. If a market value is not available from an independent pricing source for a particular security, that security is valued at fair value as determined in good faith by or under the direction of the Fund's board of trustees (the "Board"). The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt instruments with sixty days or less remaining to maturity, unless the Board determines that this does not represent fair value.

      REPURCHASE AGREEMENTS--The Portfolio's custodian takes possession of the collateral pledged for investments in repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Portfolio may participate in joint repurchase agreement transactions with other funds managed, advised or sub-advised by Brinson Advisors.

      INVESTMENT TRANSACTIONS AND INVESTMENT INCOME--Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Dividend income is recorded on the ex-dividend date ("ex-date"). Interest income is recorded on an accrual basis. Premiums are amortized and discounts are accreted as adjustments to interest income and the identified cost of investments.

      Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of outstanding shares (or the value of dividend-eligible shares, as appropriate) of each class at the beginning of the day (after adjusting for current capital share activity of the respective classes). Class-specific expenses are charged directly to the applicable class of shares.

      DIVIDENDS AND DISTRIBUTIONS--Dividends and distributions to shareholders are recorded on the ex-date. The amount of dividends and distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

INVESTMENT MANAGER AND ADMINISTRATOR

      The Board has approved an investment management and administration contract between the Fund and Brinson Advisors ("Management Contract"), under which Brinson Advisors serves as investment manager and administrator of the Portfolio. In accordance with the Management Contract, the Portfolio pays Brinson Advisors an investment management and administration fee, which is computed daily and payable monthly, at the annual rate of 0.70% of the Portfolio's average daily net assets. At June 30, 2001, the Portfolio owed Brinson Advisors $14,483 in investment management and administration fees.

      Brinson Advisors has entered into a sub-advisory contract with Alliance Capital dated March 1, 2001 ("Alliance Capital Contract"), pursuant to which Alliance Capital serves as investment sub-advisor for the Portfolio. Under the Alliance Capital Contract, Brinson Advisors (not the Portfolio) is obligated to pay Alliance Capital a fee, accrued daily and paid monthly, at the annual rate of 0.35% of the Portfolio's average daily net assets.

      For the six months ended June 30, 2001, the Portfolio paid $326 in brokerage commissions to UBS Warburg LLC, an affiliate of Brinson Advisors and an indirect wholly owned subsidiary of UBS AG, for transactions executed on behalf of the Portfolio.

DISTRIBUTION PLAN

      Class I shares are offered to insurance company separate accounts where the related insurance companies receive payments for their services in connection with the distribution of the Portfolio's Class I shares. Under the plan of distribution, the Portfolio pays Brinson Advisors a monthly distribution fee at the annual rate of 0.25% of the average daily net assets of Class I shares. Brinson Advisors pays the entire distribution fee to the insurance companies. At June 30, 2001, the Portfolio owed Brinson Advisors $5,450 in distribution fees.

SECURITIES LENDING

      The Portfolio may lend securities up to 33 1/3% of its total assets to qualified broker-dealer or institutional investors. The loans are secured at all times by cash or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The Portfolio will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Portfolio may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower fail financially. The Portfolio receives compensation, which is included in interest income, for lending its securities from interest earned on the cash or U.S. government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. UBS PaineWebber Inc. ("UBS PaineWebber(SM)*"), an indirect wholly owned subsidiary of UBS AG, serves as the Portfolio's lending agent and has been approved as a borrower under the Portfolio's securities lending program. For the six months ended June 30, 2001, UBS PaineWebber earned $37 in compensation from the Portfolio as the Portfolio's lending agent.

      For the six months ended June 30, 2001, the Portfolio earned $113 net of fees, rebates and expenses, for securities lending transactions. At June 30, 2001, there were no securities out on loan.

BANK LINE OF CREDIT

      The Portfolio may participate with other funds managed, advised or sub-advised by Brinson Advisors in a $200 million committed credit facility ("Facility") to be utilized for temporary financing until the settlement of sales or purchases of portfolio securities, the repurchase or redemption of shares of the Portfolio at the request of the shareholders or other temporary or emergency purposes. In connection therewith, the Portfolio has agreed to pay commitment fees, pro rata, based on the relative asset size of the funds in the Facility. Interest is charged to the Portfolio at a rate based on prevailing market rates in effect at the time of borrowings. For the six months ended June 30, 2001, the Portfolio did not borrow under the Facility.

INVESTMENTS IN SECURITIES

      For federal income tax purposes, the cost of securities owned at June 30, 2001 was substantially the same as the cost of securities for financial statement purposes.

      At June 30, 2001, the components of net unrealized appreciation of investments were as follows:

Gross appreciation (investments having an excess of value over cost)   $ 2,314,920
Gross depreciation (investments having an excess of cost over value)      (996,575)
                                                                       -----------
Net unrealized appreciation of investments                             $ 1,318,345
                                                                       ===========

      For the six months ended June 30, 2001, aggregate purchases and sales of portfolio securities, excluding short-term securities, were $15,298,525 and $16,769,585, respectively.

--------------------
*     UBS PaineWebber is a service mark of UBS AG.

FEDERAL TAX STATUS

      The Portfolio intends to distribute all of its taxable income and to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year, substantially all of its net investment income, capital gains and certain other amounts, if any, the Portfolio intends not to be subject to a Federal excise tax.

SHARES OF BENEFICIAL INTEREST

      There are an unlimited amount of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest were as follows:

                                      CLASS H                       CLASS I
SIX MONTHS ENDED             --------------------------    --------------------------
JUNE 30, 2001:                 SHARES         AMOUNT         SHARES         AMOUNT
                             -----------    -----------    -----------    -----------
Shares sold                      203,500    $ 2,765,407         83,839    $ 1,123,350
Shares repurchased              (402,708)    (5,017,366)       (82,014)    (1,043,342)
Dividends reinvested             300,645      3,463,434        138,015      1,589,927
                             -----------    -----------    -----------    -----------
Net increase                     101,437    $ 1,211,475        139,840    $ 1,669,935
                             ===========    ===========    ===========    ===========

                                      CLASS H                        CLASS I
YEAR ENDED                   --------------------------    --------------------------
DECEMBER 31,2000:              SHARES         AMOUNT         SHARES         AMOUNT
                             -----------    -----------    -----------    -----------
Shares sold                      261,538    $ 4,009,770        226,278    $ 3,438,860
Shares repurchased              (524,977)    (8,037,983)       (80,514)    (1,228,463)
Dividends reinvested              92,433      1,445,642         29,647        463,983
                             -----------    -----------    -----------    -----------
Net increase (decrease)         (171,006)   $(2,582,571)       175,411    $ 2,674,380
                             ===========    ===========    ===========    ===========

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

                                                                          CLASS H
                                     ---------------------------------------------------------------------------
                                     FOR THE SIX
                                     MONTHS ENDED                FOR THE YEARS ENDED DECEMBER 31,
                                     JUNE 30,2001    -----------------------------------------------------------
                                      (UNAUDITED)    2000(2)       1999        1998         1997         1996
                                     ------------    -------      -------     -------      -------      -------
Net asset value, beginning of
  period                                $ 14.52       $ 16.34      $ 14.81     $ 13.69      $ 12.27      $ 11.83
                                        -------       -------      -------     -------      -------      -------
Net investment income                      0.03          0.13@        0.05@       0.07         0.10         0.06
Net realized and unrealized gains
  (losses) from investments                0.60         (0.85)@       1.48@       2.16         3.88         2.53
                                        -------       -------      -------     -------      -------      -------
Net increase (decrease) from
  investment operations                    0.63         (0.72)        1.53        2.23         3.98         2.59
                                        -------       -------      -------     -------      -------      -------
Dividends from net investment income      (0.13)        (0.05)       (0.00)#     (0.07)       (0.10)       (0.06)
Distributions from net realized
  gain on investments                     (2.69)        (1.05)          --       (1.04)       (2.46)       (2.09)
                                        -------       -------      -------     -------      -------      -------
Total dividends and distributions         (2.82)        (1.10)       (0.00)#     (1.11)       (2.56)       (2.15)
                                        -------       -------      -------     -------      -------      -------
Net asset value,end of period           $ 12.33       $ 14.52      $ 16.34     $ 14.81      $ 13.69      $ 12.27
                                        =======       =======      =======     =======      =======      =======
Total investment return(1)                 5.68%        (4.87)%      10.33%      16.32%       32.45%       22.12%
                                        =======       =======      =======     =======      =======      =======
Ratios/Supplemental data:
Net assets, end of period (000's)       $16,080       $17,471      $22,457     $24,497      $18,493      $14,520
Expenses to average net assets,
  before waiver from manager               1.07%*        1.14%        1.23%       1.04%        1.04%        1.58%
Expenses to average net assets,
  after waiver from manager                1.07%*        1.14%        1.23%       1.04%        1.04%        1.58%
Net investment income to
  average net assets,
  before waiver from manager               0.53%*        0.83%        0.36%       0.46%        0.71%        0.49%
Net investment income to
  average net assets, after
  waiver from manager                      0.53%*        0.83%        0.36%       0.46%        0.71%        0.49%
Portfolio turnover rate                      62%          122%          65%         69%          92%          99%

                                                      CLASS I
                                    -------------------------------------------
                                                                  FOR THE PERIOD
                                     FOR THE SIX     FOR THE        JANUARY 5,
                                     MONTHS ENDED   YEAR ENDED    1999+ THROUGH
                                    JUNE 30, 2001   DECEMBER 31,   DECEMBER 31,
                                     (UNAUDITED)      2000(2)         1999
                                    --------------    -------        -------
Net asset value, beginning of
  period                               $ 14.50        $ 16.35        $ 14.70
                                       -------        -------        -------
Net investment income                     0.02           0.10@          0.04@
Net realized and unrealized gains
  (losses) from investments               0.58          (0.85)@         1.61@
                                       -------        -------        -------
Net increase (decrease) from
  investment operations                   0.60          (0.75)          1.65
                                       -------        -------        -------
Dividends from net investment income     (0.10)         (0.05)         (0.00)#
Distributions from net realized
  gain on investments                    (2.69)         (1.05)            --
                                       -------        -------        -------
Total dividends and distributions        (2.79)         (1.10)         (0.00)#
                                       -------        -------        -------
Net asset value,end of period          $ 12.31        $ 14.50        $ 16.35
                                       =======        =======        =======
Total investment return(1)                5.44%         (5.06)%        11.23%
                                       =======        =======        =======
Ratios/Supplemental data:
Net assets,end of period (000's)       $ 8,554        $ 8,045        $ 6,201
Expenses to average net assets,
  before waiver from manager              1.30%*         1.37%          1.48%*
Expenses to average net assets,
  after waiver from manager               1.30%*         1.33%          1.23%*
Net investment income to
  average net assets,
  before waiver from manager              0.30%*         0.62%          0.04%*
Net investment income to
  average net assets, after
  waiver from manager                     0.30%*         0.66%          0.29%*
Portfolio turnover rate                     62%           122%            65%

---------------
+     Commencement of issuance of shares.
@ Calculated using average monthly shares outstanding for the period. Represents less than $0.005 per share.
*     Annualized.
(1) Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and distributions, if any, at net asset value on the ex-dividend dates and a sale at net asset value on the last day of each period reported. The figures do not include additional contract level charges; results would be lower if such charges were included. Total investment return for periods of less than one year has not been annualized.
(2) Alliance Capital Management L.P. has served as the Portfolio's sub-advisor since October 10, 2000. Prior to that date Brinson Advisors, Inc. managed the Portfolio's investments.

SHAREHOLDER INFORMATION (UNAUDITED)

      At a Special Meeting of Shareholders held on March 1, 2001, the shareholders of the Fund approved the following proposals, as indicated below:

                                                                                    SHARES       SHARES VOTED     SHARES
PROPOSAL 1                                                                         VOTED FOR        AGAINST       ABSTAIN
                                                                                   ---------     ------------     -------
TO APPROVE OR DISAPPROVE A NEW INVESTMENT MANAGEMENT AND ADMINISTRATION CONTRACT
BETWEEN BRINSON SERIES TRUST ("TRUST") AND BRINSON ADVISORS, INC. ("BRINSON
ADVISORS") (FORMERLY MITCHELL HUTCHINS ASSET MANAGEMENT INC.)
WITH RESPECT TO GLOBAL INCOME PORTFOLIO ("FUND").                                 1,665,845        21,790          46,540


                                                                                    SHARES       SHARES VOTED     SHARES
PROPOSAL 2                                                                         VOTED FOR        AGAINST       ABSTAIN
                                                                                   ---------     ------------     -------
TO APPROVE OR DISAPPROVE A NEW SUB-ADVISORY CONTRACT BETWEEN
BRINSON ADVISORS AND ALLIANCE CAPITAL MANAGEMENT L.P. WITH RESPECT
TO THE FUND.                                                                      1,661,978        25,657          46,540


                                                                                    SHARES       SHARES VOTED     SHARES
PROPOSAL 3                                                                         VOTED FOR        AGAINST       ABSTAIN
                                                                                   ---------     ------------     -------
TO APPROVE OR DISAPPROVE A POLICY TO PERMIT BRINSON ADVISORS AND THE TRUST'S
BOARD OF TRUSTEES TO APPOINT AND REPLACE SUB-ADVISORS FOR THE FUND AND TO ENTER
INTO AND AMEND THEIR SUB-ADVISORY CONTRACTS WITHOUT FURTHER SHAREHOLDER
APPROVAL.                                                                         1,656,033        31,602          46,540

THE FINANCIAL INFORMATION INCLUDED HEREIN IS TAKEN FROM THE RECORDS OF THE PORTFOLIO WITHOUT EXAMINATION BY INDEPENDENT AUDITORS WHO DO NOT EXPRESS AN OPINION THEREON.

                         BRINSON ADVISORS

                         (C)2001 Brinson Advisors, Inc.
                         All Rights Reserved